Game operation cost	12 Months Ended
Dec. 31, 2024
Game operation cost
Game operation cost

8.   Game operation cost

Game operation cost consists of employee benefits expenses and technical support services and the depreciation and amortization of the relevant asset related to these expenses. The following table summarizes game operation cost for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Employee benefits expenses	(30,790)	(39,155)	(35,282)
Technical support services	(16,563)	(12,514)	(8,754)
Depreciation and amortization	(3,393)	(3,925)	(3,323)
	(50,746)	(55,594)	(47,359)

Technical support services mainly relate to maintenance and upgrades of the Group’s software applications provided by a third party and costs associated with hosting services.